OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other liabilities [Abstract]
Schedule of detailed information about other liabilities
Other liabilities are composed of the following for the years ended:

	December 31, 2019	December 31, 2018
	$	$
Deferred compensation (1)	4,049	2,561
Deferred income on forgivable government loans (2)	2,412	353
Interest rate swap agreements (3)	1,339	—
Amounts due to former shareholders of Polyair (4)	—	1,653
Other	500	657
	8,300	5,224

(1)	Refer to Note 20 for additional information on other long-term employee benefit plans.

(2)	Refer to Note 14 for additional information on deferred income on forgivable government loans.

(3)	Refer to Note 24 for additional information regarding the fair value of interest rate swap agreements.

(4)
Represents amounts that were payable to the former shareholders of Polyair relating to an estimated income tax benefit as a result of the Company's payment of certain deal-related costs on behalf of Polyair. The obligation was settled in full in 2019. Refer to Note 19 for additional information on the purchase of Polyair and the amounts due to its former shareholders.